STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						1 Months Ended											2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 05, 2025	Nov. 16, 2023	Nov. 30, 2021	Sep. 28, 2021	Sep. 03, 2021	Feb. 28, 2025	Oct. 31, 2024	Jul. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Feb. 28, 2022	Nov. 30, 2021	Sep. 30, 2021	Nov. 30, 2021	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
StockholdersEquityLineItems [Line Items]
Reverse stock split						4-to-1 reverse stock split
Common stock shares authorized									300,000,000											300,000,000	300,000,000	300,000,000
Common stock par value									$ 0.0001											$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding									30,763,087											31,342,285	30,763,087	31,342,285
Value of share issued																		$ 2,558,436	$ 2,558,436		$ 10,201
Share issued for settlement of debt							30,000
Value of share issued for settlement of debt							$ 156,000													$ 156,000
Settle of convertible notes , shares							60,598
Settle of convertible notes							$ 315,104
Share price									$ 4.04									$ 12.04	$ 12.04	$ 12.04	$ 4.04
Exercise price of warrants									$ 8.00												$ 8.00
Value of share issued for consultant services																				$ 2,558,500	$ 7,272,000
Proceeds from initial public offerings	$ 1,212,121
Issuance of warrant description	One five-year warrant to purchase one share of common stock at a price equal to or greater than the public offering price.
Underwriting discount percentage	7.00%
Underwriter warrants percentage	7.00%
Additional paid up capital	$ 181,818																				$ 40,832
Common stock shares issued									30,763,087											31,342,285	30,763,087	31,342,285
Common Stock [Member]
StockholdersEquityLineItems [Line Items]
Shares issued																		212,500	212,500		1,250
Value of share issued																		$ 21	$ 21
Share issued for settlement of debt																		275,000	275,000	30,000
Value of share issued for settlement of debt																				$ 3
Share issued for consultant services																				212,500	1,800,000
Value of share issued for consultant services																				$ 21	$ 180
Additional paid up capital
2023 Recent Sales of Unregistered Securities [Member]
StockholdersEquityLineItems [Line Items]
Shares issued									1,250
Value of share issued									$ 10,000
Exercise price of warrants									$ 8.00												$ 8.00
Warrant term									1 year												1 year
2022 Recent Sales of Unregistered Securities [Member]
StockholdersEquityLineItems [Line Items]
Shares issued											19,700	22,500	40,000	70,000
Value of share issued											$ 78,800	$ 90,000	$ 160,000	$ 280,000
Exercise price of warrants											$ 8.00	$ 8.00	$ 8.00	$ 8.00
Warrant term											1 year	1 year	1 year	1 year
2022 Recent Sales of Unregistered Securities [Member] | AdFlare Acquisition [Member]
StockholdersEquityLineItems [Line Items]
Share issued for acquisition												125,000
Value of share issued for acquisition												$ 1,500,000
2022 Recent Sales of Unregistered Securities [Member] | Eva Media Corp [Member]
StockholdersEquityLineItems [Line Items]
Share issued for acquisition				27,548,044
Share issued for pre-split				110,192,177
2022 Recent Sales of Unregistered Securities [Member] | Eva Media Corp [Member] | Common Stock [Member]
StockholdersEquityLineItems [Line Items]
Share issued for acquisition				110,192,177
2021 Recent Sales of Unregistered Securities [Member]
StockholdersEquityLineItems [Line Items]
Shares issued			8,500												8,500
Value of share issued			$ 34,000												$ 34,000
Consultant [Member]
StockholdersEquityLineItems [Line Items]
Shares issued								25,000
Value of share issued								$ 301,000
Consultant One [Member]
StockholdersEquityLineItems [Line Items]
Shares issued								187,500
Value of share issued								$ 2,257,000
Director [Member]
StockholdersEquityLineItems [Line Items]
Shares issued								25,000
Value of share issued								$ 273,000
Director [Member] | 2023 Recent Sales of Unregistered Securities [Member]
StockholdersEquityLineItems [Line Items]
Share issued for consultant services		25,000								50,000
Share price										$ 4.04
Chief Executive Officer [Member]
StockholdersEquityLineItems [Line Items]
Shares issued								250,000
Value of share issued								$ 2,730,000
Chief Executive Officer [Member] | 2021 Recent Sales of Unregistered Securities [Member]
StockholdersEquityLineItems [Line Items]
Share issued for settlement of debt																133,334
Officer [Member] | 2023 Recent Sales of Unregistered Securities [Member]
StockholdersEquityLineItems [Line Items]
Share issued for consultant services		1,750,000								1,750,000
Share price										$ 4.04
Phil Aspin [Member] | 2023 Recent Sales of Unregistered Securities [Member]
StockholdersEquityLineItems [Line Items]
Share issued for consultant services		25,000
Consultants [Member] | 2022 Recent Sales of Unregistered Securities [Member]
StockholdersEquityLineItems [Line Items]
Share issued for consultant services											556	5,700
Value of share issued for consultant services											$ 6,672	$ 68,400
Consultants [Member] | 2021 Recent Sales of Unregistered Securities [Member]
StockholdersEquityLineItems [Line Items]
Share issued for consultant services					2,500												787,500
Value of share issued for consultant services					$ 29,990												$ 6,250,000
Former Chief Executive Officer [Member] | 2021 Recent Sales of Unregistered Securities [Member]
StockholdersEquityLineItems [Line Items]
Share issued for settlement of debt																133,334
Value of share issued for settlement of debt																$ 1,066,668